Operating Revenue - Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 18, 2016
Operating Revenue
Operating revenues	$ 1,014,110	$ 973,583	$ 993,344
Current portion of unearned revenue	49,665	63,823
Amortization of assumed time charters	4,534	21,222	56,699
Unamortized time charter liabilities	0	4,500
Time charters and bareboat charters
Operating Revenue
Operating revenues	967,095	963,192	993,344
Voyage charters
Operating Revenue
Operating revenues	47,015	10,391
Accounts receivable	400	1,000
Current portion of unearned revenue	1,700	2,000
HMM
Operating Revenue
Current portion of unearned revenue	0	2,600
Unearned revenue				$ 75,600
HMM | Operating revenue
Operating Revenue
Recognized unearned revenue	$ 2,600	$ 8,200	$ 8,200